TAX EXPENSE	12 Months Ended
Dec. 31, 2021
TAX EXPENSE
TAX EXPENSE

NOTE 11 – TAX EXPENSE

The components of deferred income tax assets and (liabilities) are as follows:

	(in thousands)
	December 31,	December 31,
	2020	2021
Deferred tax assets:
Net Operating Losses	$1,350	$2,842
Inventory	20	-
Reserves & Allowances	41	57
Gross deferred tax assets	1,411	2,899

Valuation allowance	(762)	(2,329)

Total deferred tax assets	649	570

Deferred tax Liabilities:
Depreciable asset basis differences	(649)	(570)

Total deferred tax liabilities	(649)	(570)

Net deferred tax assets (liabilities)	$-	$-

The Company did not incur income tax expense or benefit for the years ended December 31, 2020 or December 31, 2021. The reconciliation between the Company’s effective tax rate and the statutory tax rate is as follows:

	(in thousands)
	Predecessor	Successor
	Period from January 1, 2020 through March 31, 2020	Period from April 1, 2020 through December 31, 2020	Year Ended December 31, 2021

Expected income tax benefit at statutory tax rate, net	$(343)	$(437)	$(1,160)

State taxes (net of federal tax benefits):	(132)	(228)	(489)
Increase in valuation allowance	537	762	1,567
Loss on disposal	(62)	-	-
Debt discount	-	-	47
Debt forgiveness	-	(97)	-
Other	-	-	35

Reported income tax expense (benefit)	$-	$-	$-

The Company believes that income tax filing positions will be sustained upon examination and does not anticipate any adjustments that would result in a material adverse effect on the Company's financial position, results of operations or cash flows.  Accordingly, the Company has not recorded any reserves, or related accruals or uncertain income tax positions as of December 31, 2021.

Federal and New Jersey tax laws impose significant restrictions on the utilization of net operating loss carryforwards in the event of a change in ownership of the Company, as defined by Internal Revenue Code Section 382 (Section 382).  The Company does not believe a change in ownership, as defined by Section 382, has occurred but a formal study has not been completed.

The Company has net operating loss carryforwards for federal and New Jersey income tax purposes of approximately $10,212,429 and $8,281,188, respectively, as of December 31, 2021. The federal net operating loss carryforwards, if not utilized, will carryover indefinitely. The state net operating loss carryforwards, if not utilized, will expire beginning in 2040.